UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__X__ Rule l5Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period: January 1, 2015 to December 31, 2015.

Date of Report (Date of earliest event reported) December 31, 2015

Central Index Key Number of securitizer: 0001633217

AXIS CAPITAL, INC.

Shauna Heckathorn, (308) 398-4140

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to

Rule 15Ga-1(c)(1) [    ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to

Rule 15 Ga-1(c)(2)(i) [    ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to

Rule 15Ga-1(c)(2)(ii) [ X ]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 8, 2016

AXIS CAPITAL, INC. (Securitizer)

By	/s/ Shauna Heckathorn
Shauna Heckathorn, Chief Financial Officer